EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Mar. 31, 2025
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

17. EVENTS AFTER THE REPORTING PERIOD

(a) Exercise of Options

Subsequent to the year ended on March 31, 2025, the following options were exercised: 133,332 options at $0.125 per share.

(b) Freeport Earns Initial 60% Interest in the JOY District

Subsequent to the year ended on March 31, 2025, on May 29, 2025, the Company announced that Freeport has provided notice under the Mineral Property Earn-In Agreement (the “Agreement”) (Note 7(b)) that it has invested CAD $35 million, under an accelerated time frame, and earned an initial 60% interest in the JOY District. The calendar 2025 program of CAD $10 million is subject to Freeport electing to proceed to fund an additional CAD $75 million in exploration and development programs under Stage 2 of the Agreement. At Freeport’s request, Amarc has agreed to continue managing all aspects of the exploration work programs.

(c) Issuance of Options

Subsequent to the year ended on March 31, 2025, the following options were issued: 100,000 options at $0.68 per share and 100,000 options at $0.77 per share.

(d) Additional JOY District Potential

Brenda Property

Subsequent to the year ended on March 31, 2025, Freeport has exercised its right to have the entire Brenda Property (Note 7(d)) included in the Mineral Property Earn-In Agreement (the “Agreement”) for the JOY District.

PIL Property

In addition, Freeport has an option to acquire 80% of the PIL Property from Finlay Minerals Ltd. (“Finlay”). Approximately 32% (42.34 km2) of the PIL Property mineral claims area lies within the area of common interest under the Agreement. The Company has exercised its right to have the area under common interest brought into the JOY District. Freeport is responsible for making all expenditures to fund the exercise of the PIL Property option with Finlay. Expenditures incurred within the area of common interest will be credited towards the Agreement with Amarc. If Freeport acquires its interest in the PIL Property, Amarc will have a maximum interest of 24% of the PIL Property.